SIGNIFICANT ACCOUNTING POLICIES - Schedule of depreciation of property and equipment (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Antidilutive shares	712,862,000	1,038,056	528,750
Customers relationships & Other [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	13 years
IP & Technology [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	15 years
Capitalized software development costs [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	5 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Contract term (in years)	1 year
Minimum [Member] | Customers relationships & Other [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	4 years 6 months
Minimum [Member] | IP & Technology [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	4 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Contract term (in years)	5 years
Maximum [Member] | Customers relationships & Other [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	13 years
Maximum [Member] | IP & Technology [Member]
Property, Plant and Equipment [Line Items]
Intangible asset, useful life	15 years
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Tangible asset, useful life	3 years
Leased Products To Customers [Member]
Property, Plant and Equipment [Line Items]
Tangible asset, useful life	5 years
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Tangible asset, useful life	5 years
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Tangible asset, useful life	17 years